Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000191032 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000191032 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191032 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191032 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000191032 | TopHoldings_Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191032 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000191032 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000191032 | Government of Canada Real Return Bond
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191032 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191032 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191032 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000191032 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000191032 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000191032 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191032 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191032 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000191032 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191032 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191032 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191032 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191033 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000191033 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191033 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191033 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000191033 | TopHoldings_Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191033 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000191033 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000191033 | Government of Canada Real Return Bond
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191033 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191033 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191033 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000191033 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000191033 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000191033 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191033 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191033 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000191033 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191033 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191033 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191033 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191034 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000191034 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191034 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191034 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000191034 | TopHoldings_Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191034 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000191034 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000191034 | Government of Canada Real Return Bond
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191034 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191034 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191034 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000191034 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000191034 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000191034 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191034 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191034 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000191034 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191034 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191034 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191034 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218089 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000218089 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218089 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218089 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218089 | TopHoldings_Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218089 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218089 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218089 | Government of Canada Real Return Bond
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218089 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218089 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218089 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000218089 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000218089 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000218089 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218089 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218089 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218089 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218089 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218089 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218089 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%